Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in subsidiaries joint ventures and associates [line items]
Beginning balance	CAD 1,012
Share of other comprehensive income	(1)	CAD 1
Ending balance	943	1,012
Investments in associates and joint ventures [member]
Disclosure of investments in subsidiaries joint ventures and associates [line items]
Beginning balance	1,012	1,017
Contributions	47	21
Changes in foreign exchange rates	(63)	(29)
Share of income	6	2
Share of other comprehensive income	(1)	1
Acquisition of AQM Copper Inc.	(58)
Ending balance	943	1,012
Investments in associates and joint ventures [member] | Nueva Union [member]
Disclosure of investments in subsidiaries joint ventures and associates [line items]
Beginning balance	946	959
Contributions	43	13
Changes in foreign exchange rates	(64)	(28)
Share of income	4	2
Ending balance	929	946
Investments in associates and joint ventures [member] | Others [member]
Disclosure of investments in subsidiaries joint ventures and associates [line items]
Beginning balance	66	58
Contributions	4	8
Changes in foreign exchange rates	1	(1)
Share of income	2
Share of other comprehensive income	(1)	1
Acquisition of AQM Copper Inc.	(58)
Ending balance	CAD 14	CAD 66